Subsequent Event - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member] Securitization Trust [Member]
Subsequent Event [Line Items]
Date of sale of securitization trust's Residual Interest			February 13, 2013
Assets	$ 181,260	$ 193,345		$ 3,800
Liabilities	$ 176,194	$ 188,094		$ 3,700